Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000006471 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000006471 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000006471 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006471 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006471 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006471 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006471 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006471 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[1]
C000006471 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006471 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006471 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006476 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000006476 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000006476 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006476 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006476 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006476 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006476 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006476 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[2]
C000006476 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006476 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006476 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006477 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000006477 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000006477 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006477 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006477 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006477 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006477 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006477 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[3]
C000006477 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006477 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006477 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006478 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000006478 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000006478 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006478 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006478 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006478 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006478 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006478 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[4]
C000006478 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006478 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006478 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006480 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000006480 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000006480 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006480 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006480 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006480 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006480 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006480 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[5]
C000006480 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006480 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006480 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006482 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000006482 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000006482 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006482 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006482 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006482 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006482 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006482 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[6]
C000006482 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006482 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006482 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006483 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000006483 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000006483 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006483 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006483 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006483 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006483 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006483 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[7]
C000006483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006483 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006483 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006472 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000006472 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000006472 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006472 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006472 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006472 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006472 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006472 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[8]
C000006472 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006472 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006472 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116932 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000116932 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000116932 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000116932 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000116932 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000116932 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000116932 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000116932 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[9]
C000116932 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000116932 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000116932 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006484 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000006484 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000006484 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000006484 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006484 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006484 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006484 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000006484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006484 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006484 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006484 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006484 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006484 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006484 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006484 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000006484 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006484 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006484 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000006485 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000006485 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000006485 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006485 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006485 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006485 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000006485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006485 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006485 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006485 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006485 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006485 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006485 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006485 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006485 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000006485 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006485 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000006486 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000006486 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000006486 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006486 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006486 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006486 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006486 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000006486 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006486 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006486 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006486 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006486 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006486 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006486 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006486 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006486 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000006486 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006486 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000006487 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000006487 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000006487 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006487 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006487 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006487 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006487 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000006487 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006487 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006487 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006487 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006487 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006487 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006487 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006487 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006487 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000006487 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006487 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000064677 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000064677 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000064677 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000064677 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064677 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064677 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064677 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000064677 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000064677 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000064677 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064677 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064677 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%
C000064677 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064677 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064677 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%
C000064677 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000064677 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064677 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000064678 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000064678 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000064678 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000064678 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064678 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064678 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064678 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000064678 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000064678 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000064678 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064678 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064678 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%
C000064678 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064678 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064678 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%
C000064678 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000064678 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064678 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000064679 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000064679 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000064679 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000064679 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064679 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064679 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064679 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000064679 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000064679 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000064679 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064679 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064679 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%
C000064679 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064679 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064679 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%
C000064679 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000064679 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064679 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000064680 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000064680 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000064680 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000064680 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064680 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064680 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064680 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000064680 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000064680 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000064680 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064680 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064680 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%
C000064680 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064680 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064680 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%
C000064680 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000064680 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064680 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000064681 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
C000064681 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000064681 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000064681 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064681 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064681 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064681 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000064681 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%
C000064681 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000064681 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064681 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064681 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%
C000064681 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064681 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064681 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%
C000064681 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000064681 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064681 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006488 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006488 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006488 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006488 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006488 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006488 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000006488 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006488 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006488 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006488 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006488 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006488 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006488 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006488 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006488 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006488 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006488 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006488 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006488 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006488 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000006488 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006488 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006488 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006488 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006488 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006489 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006489 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006489 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006489 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006489 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006489 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000006489 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006489 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006489 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006489 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006489 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006489 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006489 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006489 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006489 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006489 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006489 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006489 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006489 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006489 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000006489 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006489 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006489 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006489 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006489 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006490 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006490 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006490 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006490 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006490 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006490 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000006490 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006490 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006490 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006490 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006490 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006490 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006490 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006490 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006490 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006490 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006490 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006490 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006490 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006490 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000006490 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006490 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006490 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006490 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006490 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000103072 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000103072 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000103072 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000103072 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000103072 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000103072 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000103072 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000103072 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000103072 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000103072 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000103072 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000103072 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000103072 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000103072 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000103072 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000103072 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000103072 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000103072 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000103072 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000103072 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000103072 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000103072 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000103072 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000103072 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000103072 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000191232 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000191232 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000191232 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000191232 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000191232 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000191232 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000191232 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000191232 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000191232 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000191232 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000191232 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000191232 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000191232 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000191232 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000191232 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000191232 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000191232 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000191232 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000191232 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000191232 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000191232 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000191232 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000191232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000191232 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000191232 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000118060 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000118060 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000118060 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000118060 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000118060 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000118060 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118060 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000118060 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118060 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000118060 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%

[1]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[2]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[3]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[4]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[5]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[6]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[7]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[8]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[9]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.